Concentrations, Risks and Uncertainties (Tables)	9 Months Ended
Sep. 30, 2023
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration on Suppliers’ Purchases	The concentration on suppliers’ purchases is as follows:
	For nine months ended September 30,
	2023		2022
Suppliers	Amount	%	Amount	%
Supplier A	48,638	74.55%	N/A	N/A
Supplier B	15,360	23.54%	N/A	N/A